Stockholders’ Deficit (Details) - USD ($)					1 Months Ended		9 Months Ended	12 Months Ended
	Dec. 22, 2021	Dec. 20, 2021	Oct. 31, 2021	Apr. 30, 2021	Oct. 31, 2021	Apr. 30, 2021	Sep. 30, 2024	Dec. 31, 2023	Sep. 19, 2024	Dec. 31, 2022
Stockholders’ Deficit [Line Items]
Preferred stock, shares authorized							1,000,000	1,000,000		1,000,000
Preferred stock, par value (in Dollars per share)							$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, shares authorized							100,000,000	100,000,000		100,000,000
Common stock, par value (in Dollars per share)							$ 0.0001	$ 0.0001		$ 0.0001
Cancellation shares of common stock			862,500		862,500
Common stock, description		On December 20, 2021, the Company effected a 1.1-for-1 stock dividend of its common stock
Common stock, shares issued							5,193,750	5,193,750		5,193,750
Common stock, shares outstanding							5,193,750	5,193,750		5,193,750
Common stock subject to redemption							687,519	833,469	687,519	18,975,000
Number of votes							one	50%
Sponsor [Member]
Stockholders’ Deficit [Line Items]
Share issued amount (in Dollars)				$ 25,000		$ 25,000
Price per share (in Dollars per share)				$ 0.005		$ 0.005
Common Stock [Member]
Stockholders’ Deficit [Line Items]
Shares issued				5,175,000		5,175,000	3,875,000	3,875,000
Price per share (in Dollars per share)	$ 10						$ 10	$ 10
Representative shares	450,000
Common stock, shares outstanding							738,075
Common Stock [Member] | Sponsor [Member]
Stockholders’ Deficit [Line Items]
Cancellation shares of common stock			862,500		862,500
Common stock, description							On December 20, 2021, the Company effected a 1.1- for-1 stock dividend of its common stock	On December 20, 2021, the Company effected a 1.1-for-1 stock dividend of its common stock
Aggregate number of shares owned		4,743,750
Representative Shares [Member]
Stockholders’ Deficit [Line Items]
Representative shares	37,500
Over-Allotment Option [Member]
Stockholders’ Deficit [Line Items]
Price per share (in Dollars per share)	$ 10
Representative shares	37,500